Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 6.8%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,342,853	23,553,642
Lumen Technologies, Inc.	379,310	3,777,928
Verizon Communications, Inc.	1,322,187	55,280,638
Total		82,612,208
Entertainment 1.5%
Activision Blizzard, Inc.	72,433	5,685,266
Electronic Arts, Inc.	934	118,497
Liberty Media Group LLC, Class A(a)	2,700	156,951
Liberty Media Group LLC, Class C(a)	21,151	1,346,896
Madison Square Garden Entertainment Corp.(a)	476	26,447
Take-Two Interactive Software, Inc.(a)	116,788	14,313,537
Walt Disney Co. (The)(a)	334,189	37,455,903
Warner Bros Discovery, Inc.(a)	499,489	6,613,234
Total		65,716,731
Interactive Media & Services 1.1%
Alphabet, Inc., Class A(a)	347,033	37,555,911
Meta Platforms, Inc., Class A(a)	68,034	11,084,780
Total		48,640,691
Media 1.9%
Charter Communications, Inc., Class A(a)	46	18,981
Comcast Corp., Class A	1,754,248	63,486,235
DISH Network Corp., Class A(a)	70,159	1,217,259
Fox Corp., Class A	85,360	2,917,605
Fox Corp., Class B	67,862	2,145,796
Interpublic Group of Companies, Inc. (The)	128,172	3,542,674
Liberty Broadband Corp., Class A(a)	2,117	213,436
Liberty Broadband Corp., Class C(a)	18,699	1,901,688
Liberty SiriusXM Group, Class A(a)	13,066	542,762
Liberty SiriusXM Group, Class C(a)	29,602	1,224,339
News Corp., Class A	41,973	710,183
News Corp., Class B	22,496	387,831
Omnicom Group, Inc.	3,658	244,720
Paramount Global, Class A	5,695	150,462
Paramount Global, Class B	175,738	4,110,512
Total		82,814,483
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.4%
T-Mobile US, Inc.(a)	100,408	14,454,735
Total Communication Services		294,238,848
Consumer Discretionary 8.3%
Auto Components 0.6%
Aptiv PLC(a)	20,808	1,944,091
Autoliv, Inc.	16,890	1,313,873
BorgWarner, Inc.	498,305	18,786,099
Gentex Corp.	55,285	1,508,728
Lear Corp.	18,300	2,537,112
Total		26,089,903
Automobiles 1.2%
Ford Motor Co.	542,859	8,273,171
General Motors Co.	1,149,105	43,907,302
Total		52,180,473
Distributors 0.1%
LKQ Corp.	105,221	5,599,862
Hotels, Restaurants & Leisure 1.1%
Aramark	45,023	1,607,771
Booking Holdings, Inc.(a)	10,130	19,001,955
Caesars Entertainment, Inc.(a)	5,016	216,290
Carnival Corp.(a)	130,288	1,232,525
Hyatt Hotels Corp., Class A(a)	5,864	525,532
McDonald’s Corp.	74,803	18,871,301
MGM Resorts International	82,729	2,700,275
Norwegian Cruise Line Holdings Ltd.(a)	6,188	80,939
Royal Caribbean Cruises Ltd.(a)	31,724	1,295,925
Total		45,532,513
Household Durables 1.5%
D.R. Horton, Inc.	126,147	8,975,359
Garmin Ltd.	31,327	2,772,126
Lennar Corp., Class A	89,215	6,909,702
Lennar Corp., Class B	6,679	411,961
Mohawk Industries, Inc.(a)	20,238	2,233,466
Newell Brands, Inc.	128,292	2,290,012
NVR, Inc.(a)	8,350	34,569,501
Multi-Manager Value Strategies Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PulteGroup, Inc.	82,663	3,361,077
Toll Brothers, Inc.	1,937	84,821
Whirlpool Corp.	20,193	3,162,224
Total		64,770,249
Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.(a)	230,720	29,248,374
eBay, Inc.	293,781	12,964,556
Total		42,212,930
Leisure Products 0.0%
Hasbro, Inc.	3,197	251,987
Multiline Retail 0.6%
Dollar Tree, Inc.(a)	44,357	6,018,358
Target Corp.	115,054	18,447,758
Total		24,466,116
Specialty Retail 1.5%
Advance Auto Parts, Inc.	16,588	2,797,400
CarMax, Inc.(a)	53,415	4,724,023
Dick’s Sporting Goods, Inc.	1,132	120,411
Home Depot, Inc. (The)	198,372	57,214,452
Lithia Motors, Inc., Class A	6,032	1,601,134
Penske Automotive Group, Inc.	2,522	297,369
Total		66,754,789
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	1,813	85,537
Hanesbrands, Inc.	914,045	7,961,332
Ralph Lauren Corp.	6,915	631,547
Tapestry, Inc.	20,291	704,706
VF Corp.	532,026	22,052,478
Total		31,435,600
Total Consumer Discretionary		359,294,422
Consumer Staples 5.9%
Beverages 2.1%
Coca-Cola Co. (The)	306,750	18,929,542
Constellation Brands, Inc., Class A	17,053	4,195,891
Keurig Dr. Pepper, Inc.	46,824	1,784,931
Molson Coors Beverage Co., Class B	30,867	1,594,898
PepsiCo, Inc.	373,226	64,295,643
Total		90,800,905
Common Stocks (continued)
Issuer	Shares	Value ($)
Food & Staples Retailing 1.3%
Kroger Co. (The)	243,827	11,689,067
U.S. Foods Holding Corp.(a)	40,272	1,233,129
Walgreens Boots Alliance, Inc.	143,373	5,026,657
Walmart, Inc.	278,935	36,972,834
Total		54,921,687
Food Products 1.5%
Archer-Daniels-Midland Co.	72,502	6,372,201
Bunge Ltd.	49,798	4,938,468
Campbell Soup Co.	2,535	127,713
ConAgra Foods, Inc.	106,671	3,667,349
Darling Ingredients, Inc.(a)	26,581	2,021,751
General Mills, Inc.	125,849	9,665,203
Hormel Foods Corp.	15,575	783,111
Ingredion, Inc.	349	30,387
JM Smucker Co. (The)	29,856	4,179,541
Kraft Heinz Co. (The)	55,028	2,058,047
McCormick & Co., Inc.	2,137	179,658
Mondelez International, Inc., Class A	408,738	25,284,533
Pilgrim’s Pride Corp.(a)	284	8,086
Post Holdings, Inc.(a)	6,582	584,218
Tyson Foods, Inc., Class A	93,436	7,043,206
Total		66,943,472
Household Products 0.6%
Procter & Gamble Co. (The)	199,724	27,549,928
Personal Products 0.0%
BellRing Brands, Inc.(a)	8,344	197,669
Tobacco 0.4%
Philip Morris International, Inc.	165,904	15,842,173
Total Consumer Staples		256,255,834
Energy 9.7%
Energy Equipment & Services 0.4%
Baker Hughes Co.	150,571	3,803,423
Halliburton Co.	118,952	3,584,024
Schlumberger NV	208,482	7,953,588
TechnipFMC PLC(a)	48,738	398,677
Total		15,739,712

2	Multi-Manager Value Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 9.3%
Chevron Corp.	507,729	80,251,646
ConocoPhillips Co.	914,674	100,111,069
Continental Resources, Inc.	73,254	5,115,327
Coterra Energy, Inc.	71,228	2,201,657
Devon Energy Corp.	40,226	2,840,760
Diamondback Energy, Inc.	36,642	4,883,646
EOG Resources, Inc.	273,676	33,196,899
Exxon Mobil Corp.	1,030,208	98,477,583
Hess Corp.	64,849	7,832,462
Kinder Morgan, Inc.	245,204	4,492,137
Marathon Oil Corp.	145,822	3,731,585
Marathon Petroleum Corp.	81,850	8,246,387
Occidental Petroleum Corp.	149,855	10,639,705
ONEOK, Inc.	62,701	3,839,182
Ovintiv, Inc.	42,416	2,253,986
Phillips 66	43,453	3,887,305
Pioneer Natural Resources Co.	31,667	8,018,718
Targa Resources Corp.	33,811	2,306,925
Valero Energy Corp.	143,122	16,762,449
Williams Companies, Inc. (The)	218,287	7,428,307
Total		406,517,735
Total Energy		422,257,447
Financials 19.1%
Banks 8.7%
Bank of America Corp.	2,731,793	91,815,563
Citigroup, Inc.	242,343	11,828,762
Citizens Financial Group, Inc.	55,445	2,033,723
Comerica, Inc.	20,737	1,665,181
East West Bancorp, Inc.	6,247	450,846
Fifth Third Bancorp	149,775	5,114,816
First Citizens BancShares Inc., Class A	78	63,333
First Horizon Corp.	7,895	178,585
Huntington Bancshares, Inc.	199,765	2,676,851
JPMorgan Chase & Co.	813,184	92,483,416
KeyCorp	239,120	4,230,033
M&T Bank Corp.	11,504	2,091,197
PNC Financial Services Group, Inc. (The)	117,891	18,626,778
Prosperity Bancshares, Inc.	622	44,087
Common Stocks (continued)
Issuer	Shares	Value ($)
Regions Financial Corp.	247,087	5,354,375
SVB Financial Group(a)	51,056	20,755,285
Truist Financial Corp.	963,778	45,143,361
U.S. Bancorp	379,701	17,318,163
Wells Fargo & Co.	1,274,300	55,699,653
Zions Bancorp	31,400	1,727,942
Total		379,301,950
Capital Markets 3.7%
Bank of New York Mellon Corp. (The)	163,162	6,776,118
BlackRock, Inc.	20,406	13,598,354
CME Group, Inc.	79,885	15,626,305
Franklin Resources, Inc.	95,259	2,483,402
Goldman Sachs Group, Inc. (The)	58,540	19,474,502
Invesco Ltd.	14,455	238,074
Jefferies Financial Group, Inc.	13,256	425,385
KKR & Co., Inc., Class A	725,071	36,659,590
Morgan Stanley	283,194	24,133,792
Nasdaq, Inc.	413,985	24,644,527
Northern Trust Corp.	125,320	11,916,679
State Street Corp.	57,672	3,941,881
Total		159,918,609
Consumer Finance 0.3%
Ally Financial, Inc.	104,256	3,461,299
Capital One Financial Corp.	66,833	7,072,268
Synchrony Financial	125,547	4,111,665
Total		14,645,232
Diversified Financial Services 1.5%
Apollo Global Management, Inc.	38,014	2,112,818
Berkshire Hathaway, Inc., Class B(a)	211,136	59,286,989
Equitable Holdings, Inc.	57,805	1,719,699
Total		63,119,506
Insurance 4.9%
Aflac, Inc.	101,557	6,034,517
Alleghany Corp.(a)	1,324	1,113,722
Allstate Corp. (The)	53,413	6,436,267
American Financial Group, Inc.	12,194	1,556,930
American International Group, Inc.	1,209,858	62,610,151
Arch Capital Group Ltd.(a)	51,657	2,361,758

Multi-Manager Value Strategies Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Assurant, Inc.	6,544	1,037,159
Axis Capital Holdings Ltd.	98	5,209
Chubb Ltd.	131,543	24,868,204
CNA Financial Corp.	3,492	134,302
Everest Re Group Ltd.	4,525	1,217,451
Fidelity National Financial, Inc.	76,310	2,983,721
Globe Life, Inc.	23,935	2,326,243
Hartford Financial Services Group, Inc. (The)	341,126	21,937,813
Lincoln National Corp.	23,545	1,084,483
Loews Corp.	38,397	2,123,738
Markel Corp.(a)	666	795,277
Marsh & McLennan Companies, Inc.	320,508	51,720,376
MetLife, Inc.	55,862	3,593,602
Old Republic International Corp.	28,849	630,062
Principal Financial Group, Inc.	54,334	4,062,010
Prudential Financial, Inc.	38,409	3,677,662
Travelers Companies, Inc. (The)	66,939	10,820,020
WR Berkley Corp.	2,807	181,894
Total		213,312,571
Total Financials		830,297,868
Health Care 15.4%
Biotechnology 1.6%
AbbVie, Inc.	319,010	42,894,084
Biogen, Inc.(a)	37,445	7,316,004
Gilead Sciences, Inc.	157,729	10,011,060
Moderna, Inc.(a)	7,368	974,565
Regeneron Pharmaceuticals, Inc.(a)	10,299	5,984,337
United Therapeutics Corp.(a)	4,719	1,069,420
Vertex Pharmaceuticals, Inc.(a)	11,059	3,115,984
Total		71,365,454
Health Care Equipment & Supplies 4.3%
Abbott Laboratories	564,529	57,948,902
Baxter International, Inc.	53,175	3,055,435
Becton Dickinson and Co.	187,490	47,326,226
Boston Scientific Corp.(a)	3,150	126,976
Cooper Companies, Inc. (The)	1,711	491,810
Dentsply Sirona, Inc.	19,280	631,806
Embecta Corp.	3,824	122,062
Hologic, Inc.(a)	13,229	893,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	566,149	49,775,820
STERIS PLC	12,626	2,542,624
Stryker Corp.	101,363	20,799,688
Teleflex, Inc.	2,321	525,149
Zimmer Biomet Holdings, Inc.	31,778	3,378,637
Zimvie, Inc.(a)	3,177	48,354
Total		187,667,240
Health Care Providers & Services 4.4%
Centene Corp.(a)	55,484	4,979,134
Cigna Corp.	54,266	15,381,698
CVS Health Corp.	175,297	17,205,400
DaVita, Inc.(a)	5,163	440,352
Elevance Health, Inc.	69,941	33,929,078
HCA Healthcare, Inc.	97,338	19,260,270
Henry Schein, Inc.(a)	38,024	2,791,342
Humana, Inc.	83,302	40,133,238
Laboratory Corp. of America Holdings	34,080	7,677,202
McKesson Corp.	5,309	1,948,403
Quest Diagnostics, Inc.	44,222	5,541,459
UnitedHealth Group, Inc.	74,972	38,935,209
Universal Health Services, Inc., Class B	26,871	2,629,059
Total		190,851,844
Health Care Technology 0.0%
Change Healthcare, Inc.(a)	12,961	318,452
Life Sciences Tools & Services 0.8%
Bio-Rad Laboratories, Inc., Class A(a)	2,854	1,384,304
Danaher Corp.	56,699	15,303,627
PerkinElmer, Inc.	16,674	2,251,990
Thermo Fisher Scientific, Inc.	29,539	16,108,208
Total		35,048,129
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	426,329	28,738,838
Catalent, Inc.(a)	1,318	115,984
Elanco Animal Health, Inc.(a)	54,384	822,830
Eli Lilly & Co.	47,834	14,409,036
Jazz Pharmaceuticals PLC(a)	13,557	2,104,318
Johnson & Johnson	241,869	39,023,144
Merck & Co., Inc.	298,861	25,510,775

4	Multi-Manager Value Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Perrigo Co. PLC	1,120	41,910
Pfizer, Inc.	1,643,146	74,319,494
Viatris, Inc.	203,802	1,946,309
Total		187,032,638
Total Health Care		672,283,757
Industrials 12.6%
Aerospace & Defense 2.0%
General Dynamics Corp.	31,557	7,224,344
Howmet Aerospace, Inc.	91,958	3,258,072
Huntington Ingalls Industries, Inc.	419	96,479
L3Harris Technologies, Inc.	102,460	23,380,347
Lockheed Martin Corp.	32,457	13,635,510
Northrop Grumman Corp.	56,118	26,823,843
Raytheon Technologies Corp.	106,972	9,600,737
Textron, Inc.	63,628	3,969,115
Total		87,988,447
Air Freight & Logistics 0.7%
FedEx Corp.	44,772	9,438,385
GXO Logistics, Inc.(a)	31,112	1,380,751
United Parcel Service, Inc., Class B	99,779	19,408,013
Total		30,227,149
Airlines 0.1%
JetBlue Airways Corp.(a)	3,151	24,546
Southwest Airlines Co.(a)	79,425	2,914,898
United Airlines Holdings, Inc.(a)	43,849	1,535,153
Total		4,474,597
Building Products 1.2%
Builders FirstSource, Inc.(a)	47,462	2,781,748
Carlisle Companies, Inc.	12,762	3,773,213
Carrier Global Corp.	586,736	22,953,112
Fortune Brands Home & Security, Inc.	29,167	1,791,729
Johnson Controls International PLC	104,802	5,673,980
Owens Corning	26,387	2,156,609
Trane Technologies PLC	90,539	13,949,344
Total		53,079,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.2%
Republic Services, Inc.	97,052	13,851,262
Waste Management, Inc.	225,278	38,078,740
Total		51,930,002
Construction & Engineering 0.2%
AECOM	28,741	2,102,404
Arcosa, Inc.	165	9,644
Quanta Services, Inc.	46,726	6,602,384
Total		8,714,432
Electrical Equipment 0.5%
Acuity Brands, Inc.	34	5,574
AMETEK, Inc.	11,624	1,396,740
Eaton Corp. PLC	135,425	18,504,472
Emerson Electric Co.	7,594	620,733
Hubbell, Inc.	1,885	388,875
Sensata Technologies Holding	40,917	1,648,137
Total		22,564,531
Industrial Conglomerates 1.0%
General Electric Co.	60,027	4,408,383
Honeywell International, Inc.	206,488	39,098,503
Total		43,506,886
Machinery 3.6%
AGCO Corp.	21,789	2,368,682
Caterpillar, Inc.	139,994	25,858,292
Cummins, Inc.	81,419	17,535,210
Deere & Co.	88,945	32,487,161
Dover Corp.	13,860	1,731,946
Fortive Corp.	44,622	2,825,911
Ingersoll Rand, Inc.	48,131	2,279,966
Middleby Corp. (The)(a)	3,903	561,330
Oshkosh Corp.	883	70,428
Otis Worldwide Corp.	54,838	3,960,400
PACCAR, Inc.	95,587	8,364,818
Parker-Hannifin Corp.	175,302	46,455,030
Pentair PLC	48,154	2,142,853
Snap-On, Inc.	18,739	4,082,479

Multi-Manager Value Strategies Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Stanley Black & Decker, Inc.	43,730	3,852,613
Westinghouse Air Brake Technologies Corp.	23,456	2,055,918
Total		156,633,037
Professional Services 0.3%
Booz Allen Hamilton Holding Corp.	53,359	5,106,456
Jacobs Solutions, Inc.	18,570	2,313,451
Leidos Holdings, Inc.	49,204	4,676,840
Nielsen Holdings PLC	22,490	626,122
Total		12,722,869
Road & Rail 1.6%
AMERCO	5,483	2,882,249
CSX Corp.	109,516	3,466,181
Knight-Swift Transportation Holdings, Inc.	4,368	220,628
Norfolk Southern Corp.	40,737	9,904,387
Union Pacific Corp.	240,390	53,969,959
Total		70,443,404
Trading Companies & Distributors 0.2%
United Rentals, Inc.(a)	18,295	5,342,872
Total Industrials		547,627,961
Information Technology 10.5%
Communications Equipment 0.6%
Ciena Corp.(a)	4,225	214,377
Cisco Systems, Inc.	525,995	23,522,496
Juniper Networks, Inc.	44,440	1,262,985
Total		24,999,858
Electronic Equipment, Instruments & Components 0.5%
Arrow Electronics, Inc.(a)	16,208	1,698,760
Avnet, Inc.	268	11,763
Corning, Inc.	270,893	9,297,048
Flex Ltd.(a)	81,764	1,456,217
IPG Photonics Corp.(a)	223	20,202
Jabil, Inc.	8,029	484,149
TD SYNNEX Corp.	5,786	557,076
TE Connectivity Ltd.	59,158	7,466,331
Teledyne Technologies, Inc.(a)	3,076	1,133,075
Total		22,124,621
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.0%
Accenture PLC, Class A	54,227	15,642,320
Akamai Technologies, Inc.(a)	15,026	1,356,547
Amdocs Ltd.	39,912	3,411,279
Automatic Data Processing, Inc.	68,910	16,842,293
Cognizant Technology Solutions Corp., Class A	105,535	6,666,646
Concentrix Corp.	6,392	803,986
DXC Technology Co.(a)	21,636	536,140
Fidelity National Information Services, Inc.	186,966	17,083,084
Fiserv, Inc.(a)	51,275	5,188,517
Global Payments, Inc.	17,120	2,126,818
International Business Machines Corp.	99,654	12,800,556
Kyndryl Holdings, Inc.(a)	3,420	35,636
SS&C Technologies Holdings, Inc.	502,242	28,005,014
Twilio, Inc., Class A(a)	1,217	84,679
Visa, Inc., Class A	109,199	21,698,933
Total		132,282,448
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.(a)	29,358	2,491,613
Analog Devices, Inc.	154,179	23,362,744
Broadcom, Inc.	46,840	23,378,312
Intel Corp.	792,079	25,283,162
KLA Corp.	44,156	15,195,404
Lam Research Corp.	45,680	20,003,729
Marvell Technology, Inc.	61,411	2,875,263
Microchip Technology, Inc.	136,766	8,923,982
Micron Technology, Inc.	208,863	11,807,025
ON Semiconductor Corp.(a)	57,355	3,944,303
Qorvo, Inc.(a)	35,816	3,215,561
Skyworks Solutions, Inc.	31,570	3,111,224
Texas Instruments, Inc.	341,467	56,413,763
Total		200,006,085

6	Multi-Manager Value Strategies Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.6%
Black Knight, Inc.(a)	2,911	192,592
Dolby Laboratories, Inc., Class A	659	48,265
Microsoft Corp.	240,754	62,949,948
Roper Technologies, Inc.	961	386,879
Salesforce, Inc.(a)	33,546	5,237,202
Total		68,814,886
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co.	372,558	5,066,789
HP, Inc.	37,320	1,071,457
Western Digital Corp.(a)	100,588	4,250,849
Xerox Holdings Corp.	1,999	33,223
Total		10,422,318
Total Information Technology		458,650,216
Materials 5.4%
Chemicals 2.8%
Air Products & Chemicals, Inc.	22,983	5,802,058
Albemarle Corp.	24,004	6,432,112
Celanese Corp., Class A	8,111	899,185
CF Industries Holdings, Inc.	37,289	3,857,920
Corteva, Inc.	69,209	4,251,509
Dow, Inc.	196,442	10,018,542
DuPont de Nemours, Inc.	47,436	2,639,339
Eastman Chemical Co.	46,835	4,261,985
FMC Corp.	1,642	177,467
International Flavors & Fragrances, Inc.	24,739	2,733,165
Linde PLC	155,585	44,008,773
LyondellBasell Industries NV, Class A	104,868	8,704,044
Mosaic Co. (The)	82,785	4,459,628
Olin Corp.	4,107	224,489
PPG Industries, Inc.	51,521	6,542,136
Sherwin-Williams Co. (The)	70,977	16,473,762
Westlake Corp.	19,870	1,959,778
Total		123,445,892
Construction Materials 0.6%
Martin Marietta Materials, Inc.	56,527	19,655,003
Vulcan Materials Co.	25,171	4,190,720
Total		23,845,723
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
Amcor PLC	67,703	813,113
Avery Dennison Corp.	43,155	7,924,121
International Paper Co.	119,659	4,980,208
Packaging Corp. of America	49,271	6,746,185
Sonoco Products Co.	212	13,360
WestRock Co.	41,589	1,688,098
Total		22,165,085
Metals & Mining 1.5%
Alcoa Corp.	31,915	1,579,154
Arconic Corp.(a)	1,340	33,781
Cleveland-Cliffs, Inc.(a)	67,129	1,159,318
Freeport-McMoRan, Inc.	1,129,144	33,422,663
Newmont Corp.	128,988	5,334,944
Nucor Corp.	100,960	13,421,623
Reliance Steel & Aluminum Co.	20,889	3,926,714
Royal Gold, Inc.	389	35,749
Steel Dynamics, Inc.	71,770	5,793,274
Total		64,707,220
Paper & Forest Products 0.0%
Sylvamo Corp.	7,603	337,877
Total Materials		234,501,797
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.4%
AvalonBay Communities, Inc.	44,721	8,984,896
Crown Castle Corp.	50,226	8,580,108
Extra Space Storage, Inc.	50,195	9,975,252
SBA Communications Corp.	46,351	15,075,663
Weyerhaeuser Co.	560,437	19,144,528
Total		61,760,447
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A(a)	84,036	6,635,482
Howard Hughes Corporation(a)	259	16,480
Jones Lang LaSalle, Inc.(a)	13,410	2,319,930
Zillow Group, Inc., Class C(a)	10,447	349,557
Total		9,321,449
Total Real Estate		71,081,896

Multi-Manager Value Strategies Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.3%
Electric Utilities 1.1%
American Electric Power Co., Inc.	91,205	9,138,741
Entergy Corp.	67,174	7,745,162
Eversource Energy	79,771	7,154,661
NextEra Energy, Inc.	151,006	12,844,570
NRG Energy, Inc.	42,608	1,758,858
Xcel Energy, Inc.	117,222	8,703,734
Total		47,345,726
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	63,624	1,574,694
Multi-Utilities 1.1%
Ameren Corp.	88,708	8,216,135
CMS Energy Corp.	97,098	6,557,999
Dominion Energy, Inc.	241,095	19,721,571
Common Stocks (continued)
Issuer	Shares	Value ($)
DTE Energy Co.	42,755	5,572,687
WEC Energy Group, Inc.	90,617	9,346,237
Total		49,414,629
Total Utilities		98,335,049
Total Common Stocks (Cost $3,591,973,612)		4,244,825,095

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.366%(b),(c)	96,262,434	96,214,302
Total Money Market Funds (Cost $96,212,990)		96,214,302
Total Investments in Securities (Cost: $3,688,186,602)		4,341,039,397
Other Assets & Liabilities, Net		8,914,781
Net Assets		4,349,954,178

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.366%
	41,578,354	143,421,991	(88,787,355)	1,312	96,214,302	(7,012)	257,026	96,262,434
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Multi-Manager Value Strategies Fund | First Quarter Report 2022

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT116_05_M01_(10/22)